Classification and measurement of financial instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Classification and measurement of financial instruments
25. Classification and measurement of financial instruments
Accounting classification

	2020 $m	2019 Restated a $m
Financial assets

Financial assets measured at fair value through other comprehensive income:

Equity securities (note 17)	88	133

Financial assets measured at fair value through profit or loss:

Money market funds:

Cash and cash equivalents (note 19)	892	35

Other financial assets (note 17)	15	16

Other financial assets (note 17)	—	3

Derivative financial instruments (note 24)	5	1

Deferred compensation plan investments	236	218

	1,148	273

Financial assets measured at amortised cost:

Cash and cash equivalents (note 19)	783	160

Other financial assets (note 17)	66	136

Trade and other receivables, excluding prepayments (note 18)	438	552

	1,287	848

Financial liabilities

Financial liabilities measured at fair value through profit or loss:

Contingent purchase consideration (note 20)	(79)	(91)

Derivative financial instruments (note 24)	(18)	(20)

Deferred compensation plan liabilities	(236)	(218)

	(333)	(329)

Financial liabilities measured at amortised cost:

Loans and other borrowings (note 22)	(3,767)	(2,165)

Trade and other payables, excluding deferred and contingent purchase consideration (note 20)	(457)	(570)

Deferred purchase consideration (note 20)	(24)	(23)

	(4,248)	(2,758)

a	Restated for deferred compensation plan investments, see page 134.

Right of offset
Other than in relation to cash pooling arrangements (see note 19), there are no financial instruments with a significant fair value subject to enforceable master netting arrangements and other similar agreements that are not offset in the Group statement of financial position.
Fair value hierarchy
The following table provides the carrying value, fair value and position in the fair value measurement hierarchy of the Group’s financial assets and liabilities. Those measured at amortised cost are only included if their carrying amount is not a reasonable approximation of fair value.

	2020					2019
	Fair value					Fair value
	Carrying value $m	Level 1 $m	Level 2 $m	Level 3 $m	Total $m	Carrying value $m	Level 1 $m	Level 2 $m	Level 3 $m	Total $m
Assets

Equity securities	88	—	—	88	88	133	8	—	125	133

Derivative financial instruments	5	—	1	4	5	1	—	1	—	1

Money market funds	907	907	—	—	907	51	51	—	—	51

Deferred compensation plan investments	236	236	—	—	236	218	218	—	—	218

Trade deposits and loans	—	—	—	—	—	3	—	—	3	3

Liabilities

Derivative financial instruments	(18)	—	(18)	—	(18)	(20)	—	(20)	—	(20)

Contingent purchase consideration	(79)	—	—	(79)	(79)	(91)	—	—	(91)	(91)

Deferred purchase consideration	(24)	(26)	—	—	(26)	(23)	(24)	—	—	(24)

£173m 3.875% bonds 2022	(235)	(248)	—	—	(248)	(528)	(567)	—	—	(567)

€500m 1.625% bonds 2024	(611)	(630)	—	—	(630)	—	—	—	—	—

£300m 3.75% bonds 2025	(413)	(448)	—	—	(448)	(399)	(435)	—	—	(435)

£350m 2.125% bonds 2026	(479)	(489)	—	—	(489)	(462)	(465)	—	—	(465)

€500m 2.125% bonds 2027	(618)	(650)	—	—	(650)	(564)	(601)	—	—	(601)

£400m 3.375% bonds 2028	(542)	(603)	—	—	(603)	—	—	—	—	—

Deferred compensation plan liabilities	(236)	(236)	—	—	(236)	(218)	(218)	—	—	(218)

There were no transfers between Level 1 and Level 2 fair value measurements during the year and no transfers out of Level 3. $8m was transferred into Level 3 relating to equity securities listed on quoted markets which are no longer active.
Valuation techniques
Money market funds, deferred compensation plan investments and bonds
The fair value of money market funds, deferred compensation plan investments and bonds is based on their quoted market price.
Unquoted equity shares
Unquoted equity securities are fair valued using a discounted cash flow model, either internally or using professional external valuers. The significant unobservable inputs used to determine the fair value of the equity securities are RevPAR growth (based on the RevPAR recovery assumptions detailed on page 135 or market-specific growth assumptions used by external valuers), pre-tax
discount rate (which ranged from 6.4% to 10.0%), and a
non-marketability
factor (which ranged from 20.0% to 30.0%). In prior years, an average price-earnings (P/E) ratio was applied, however, due to the impact of
Covid-19
P/E ratios have increased significantly, resulting in an increased level of uncertainty in the implied valuations and therefore management’s view is that an income approach using discounted cash flows gives a more reliable valuation.
Applying a
one-year
slower/faster RevPAR recovery period would result in a $6m/$8m (decrease)/increase in fair value respectively. A one percentage point increase/(decrease) in the discount rate would result in a $12m/$16m (decrease)/increase in fair value respectively. A five percentage point increase/(decrease) in the non-marketability
factor would result in a $5m (2019: $2m) (decrease)/increase in fair value.
Derivative financial instruments
Short-dated foreign exchange swaps are fair valued using discounted future cash flows, taking into consideration exchange rates prevailing on the last day of the reporting period and interest rates from observable swap curves. Currency swaps are measured at the present value of future cash flows discounted back based on quoted forward exchange rates and the applicable yield curves derived from quoted interest rates. Adjustments for credit risk use observable credit default swap spreads.
The put option over part of the Group’s investment in the Barclay associate has been valued as the excess of the amount receivable under the option (which is based on the Group’s capital invested to date) over fair value, as calculated for impairment testing using discounted future cash flows as described on page 136.
Deferred purchase consideration
Deferred purchase consideration arose in respect of the acquisition of Regent, and comprises the present value of $13m payable in 2021 and $13m payable in 2024. The discount rate applied is based on observable US corporate bond rates of similar term to the expected payment dates.
Contingent purchase consideration
Regent $74m (2019: $66m)
Comprises the present value of the expected amounts payable on exercise of the put and call options to acquire the remaining 49% shareholding (see note 11). The amount payable on exercise of the options is based on the annual trailing revenue of RHW in the year preceding exercise, with a floor applied. The options are exercisable in a phased manner from 2026 to 2033. The value of the contingent purchase consideration is subject to periodic reassessment as interest rates and RHW revenue expectations change. At 31 December 2020, it is assumed that $39m will be paid in 2026 to acquire an additional 25% of RHW with the remaining 24% acquired in 2028 for $42m. This assumes that the options will be exercised at the earliest permissible date which is consistent with the assumption made on acquisition. The amount recognised is the discounted value of the total expected amount payable of $81m. The discount rate applied is based on observable US corporate bond rates of similar term to the expected payment dates. The range of possible outcomes remains unchanged from the date of acquisition at $81m to $261m (undiscounted).
The significant unobservable inputs used to determine the fair value of the contingent purchase consideration are the projected trailing revenues of RHW and the date of exercising the options. If the annual trailing revenue of RHW were to exceed the floor by 10%, the amount of the contingent purchase consideration recognised in the Group Financial Statements would increase by $7m (2019: $7m). If the date for exercising the options is assumed to be 2033, the amount of the undiscounted contingent purchase consideration would be $86m (2019: $86m).
UK portfolio $nil (2019: $20m)
The contingent purchase consideration comprises the present value of the above-market element of the expected lease payments to the lessor. The above-market assessment is determined by comparing the expected lease payments as a percentage of forecast hotel operating profit (before depreciation and rent) with market metrics, on a hotel by hotel basis. There is no floor to the amount payable and no maximum amount. Market rents were initially determined with assistance of professional third-party advisers. The fair value is subject to periodic reassessment as interest rates and expected lease payments change.
A fair value adjustment of $21m was recognised in the year, resulting in a reduction to the value of the liability arising mainly from a reduction in expected future rentals payable such that there is no above-market element (see note 6). The fair value is not sensitive to reasonably possible changes in assumptions (see page 135).
Six Senses $5m (2019: $5m)
Currently expected to be paid in 2022, upon certain conditions being met relating to a project to open a pipeline property. If the conditions are not met, no amounts will be paid. The impact of discounting is not material.
Level 3 reconciliation
The following table reconciles the movements in the fair values of financial instruments classified as Level 3 during the year:

	Other financial assets $m	Derivative financial instruments $m	Contingent purchase consideration $m
At 1 January 2019	108	—	(109)

Additions	8	—	—

Acquisition of businesses (note 11)	1	—	(15)

Disposals	(1)	—	—

Valuation gains recognised in other comprehensive income	12	—	—

Contingent purchase consideration paid:

Included in net cash from operating activities	—	—	6

Included in net cash from investing activities	—	—	2

Change in fair value (of which $38m is recorded within exceptional items)	—	—	27

Exchange and other adjustments	—	—	(2)

At 31 December 2019	128	—	(91)

Additions	5	—	—

Transfers into Level 3	8	—	—

Repayments and disposals	(5)	—	—

Valuation losses recognised in other comprehensive income	(47)	—	—

Change in fair value a	—	4	13

Exchange and other adjustments	(1)	—	(1)

At 31 December 2020	88	4	(79)

a
$21m fair value gain on contingent purchase consideration and $4m gain on derivative financial instruments are recognised as exceptional items in the Group income statement (see note 6). The remaining $8m fair value loss on contingent purchase consideration relates to Regent.